UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20589

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21091

Curan Fund, LLC
(Exact name of registrant as specified in charter)

500 Newport Center Drive, Suite 600, Newport Beach CA 92660
(Address of principal executive offices) (Zip code)

Mr. Robert R. Ouellette
Schottenstein, Zox, & Dunn Co., LPA
250 West Street
Columbus, Ohio 43215
 (Name and address of agent for service)

Registrant's telephone number, including area code:
       (866) 377-7677

Date of fiscal year end:  December 31
Date of reporting period: September 30, 2005

ITEM 1.     SCHEDULE OF INVESTMENTS.


CURAN FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
September 30,2005
(Unaudited)
______________

Investment securities

Common Stocks	                     Shares       Fair Value   % of Net Assets


Financial

Diversified Financial
JP Morgan Chase                       3,100	     $105,183
Citigroup	                      2,600	      118,352
AXA SA - Sponsored ADR	              3,273            90,106
			                              313,641  	    10.72%

Insurance
St Paul Travelers  	              3,545           159,064
American Intl Group	              2,138	      132,470
				                      291,534        9.96%

Banking
Washington Mutual	              2,362	       92,638
Fremont General	                      4,410	       96,270
				                      188,908        6.45%

Real Estate
iSTAR Financial	                      3,360	      135,845	     4.64%
		Total - Financial		      929,928       31.78%

Consumer Staples
Tobacco
Altria Group	                      2,431	      179,189
Carolina Group	                      4,741           187,886
				                      367,075       12.54%
Conglomerate
Loews Corporation	              1,838	      169,850        5.80%

Media
Viacom-Class B	                      2,735	       90,282
Liberty Media *	                      6,400	       51,520
Discovery Holdings *                    640             9,235
				                      151,037        5.16%

Retail Distribution, hardline
Handleman	                      4,190	       52,920 	     1.81%
		Total - Consumer Staples	      740,882       25.32%


*  Security did not pay a dividend during the previous twelve months.


Investment securities (CONTINUED)

Common Stocks (Continued)	      Shares	    Fair Value    % of Net Assets

Healthcare

Pharmaceuticals
Merck	                                2,818	     $ 76,678
Pfizer	                                3,950	       98,632
						      175,310         5.99%

Managed Care
Wellpoint *             	        1,754	      132,988         4.54%

Biotechnology
Amgen *	                                1,420	      113,131         3.87%
		Total - Healthcare		      421,429	     14.40%

Technology

Consumer Electronics
Nam Tai Electronics	                7,643	      194,361          6.64%

Wireless Communications
Nokia Corp - Sponsored ADR	        6,930	      117,186          4.00%

Software
Microsoft Corp	                        2,720	       69,986	       2.39%
     Total - Technology		                      381,533	      13.04%

Transportation

Railroads
Genesee & Wyoming *	                4,174	      132,316           4.52%

Air Freight
Federal Express	                        1,050	       91,487           3.13%
		Total - Transportation		      223,803	        7.65%

Consumer, Cyclical

Retail, hardline
Carmax *	                        3,928	      122,829	        4.20%

Building Materials
Masco Corp          	                2,900	       88,972           3.04%
		Total - Consumer, Cyclical	      211,801           7.24%

Utilities
Energy
BP PLC Sponsored ADR	                1,265	       89,625	        3.06%

Electric
American Electric Power	                1,513          60,066	        2.05%
		Total - Utilities		      149,691           5.11%

Total investment securities (cost - $2,139,464)	   $3,059,066         104.53%

*  Security did not pay a dividend during the previous twelve months.


CURAN FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
September 30, 2005
(Unaudited)
______________


SECURITIES SOLD SHORT

Common Stocks	                       Shares	     Fair Value	   % of Net Assets

Index
Depositary Receipts
S&P Depositary Receipts (SPDR)         12,065	    $1,484,478
Nasdaq 100 Shares                         400           15,784
		Total - Index		             1,500,262       51.26%

Technology

Internet Search
Google *                                  400          126,584        4.33%

Retail, on-line
Amazon.com *	                        2,300	       104,190        3.56%

Healthcare IT
Neoforma.com *	                       11,514	        98,214	      3.36%

Semiconductors
Maxim Integrated Products	        1,800	        76,770        2.62%

Leisure Goods & Services
Electronic Arts *	                1,150	        65,424        2.24%

Wireless Communications
Research In Motion *	                  675	        46,103	      1.58%
		Total - Technology		       517,285       17.68%

Consumer, Cyclical

Retail, softline
Bed, Bath & Beyond *	                2,400	        96,432
Hot Topic *	                        6,425           98,688
Wal-Mart Stores	                          500           21,910
				                       217,030        7.42%
Educational Services
Strayer Education	                1,115	       105,390
Apollo Group *	                        1,600	       106,224
				                       211,614        7.23%

Building Materials
Sherwin Williams	                1,020	        44,951	      1.54%
		Total - Consumer, Cyclical	       473,595	     16.18%

*  Security did not pay a dividend during the previous twelve months.


SECURITIES SOLD SHORT (CONTINUED)

Common Stocks (Continued)	        Shares	     Fair Value   % of Net Assets

Consumer Staples

Restaurants
P.F. Chang's China Bistro *	        2,195	       $ 98,402
Panera Bread *	                        3,200	        163,776
			Total - Consumer Staples        262,178        8.96%

Transportation

Air Freight
UPS	                                1,625	        112,336        3.84%

Airlines
JetBlue Airways *	                2,630	         46,288        1.58%
		Total - Transportation		        158,624        5.42%

Total securities sold short (proceeds - $2,254,019)   $2,911,943      99.50%


*  Security did not pay a dividend during the previous twelve months.


ITEM 2.    CONTROLS AND PROCEDURES.

           (a)	The registrant's principal executive officer
and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the
Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
940) that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

             (a) Certification of principal executive officer and principal financial officer pursuant to Section 30a-2(a) under the Investment Company Act of 1940.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curan Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Curan Fund, LLC

Date:  November 25, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Curan Fund, LLC

Date:  November 25, 2005


By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Curan Fund, LLC

Date:  November 25, 2005